Condensed Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Common Stock To Be Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 12,420		$ 9,344,721	$ (870,466)	$ 8,486,675
Beginning balance, shares at Dec. 31, 2019	124,199,000
Common stock issued upon merger (Note 5 and 8)	$ 100		103,737		103,837
Common stock issued upon merger (Note 5 and 8), Shares	1,000,000
Common stock issued for services (Note 9)	$ 2,079		1,432,086		1,434,165
Common stock issued for services (Note 9), shares	20,785,000
Common stock issued for licenses acquisition (Note 5 and 8)	$ 1,000				1,000
Common stock issued for licenses acquisition (Note 5 and 8), Shares	10,000,000
Common stock issued for property acquisition (Note 6 and 8)	$ 1		14,999		15,000
Common stock issued for property acquisition (Note 6 and 8), Shares	9,500
Common stock issued for cash (Note 9)	$ 5		94,995		95,000
Common stock issued for cash (Note 9), shares	52,500
Common stock to be issued (Note 9)		138,000			138,000
Net loss				(3,052,779)	(3,052,779)
Ending balance, value at Dec. 31, 2020	$ 15,605	138,000	10,990,538	(3,923,245)	7,220,898
Ending balance, shares at Dec. 31, 2020	156,046,000
Common stock issued for services (Note 9)	$ 6		129,994		130,000
Common stock issued for services (Note 9), shares	65,000
Common stock to be issued (Note 9)		200,000			200,000
Net loss				(941,012)	(941,012)
Common stock issued for cash to be received (Note 9)	$ 1		19,999		20,000
Common stock issued for cash, received in shares	10,000
Common stock issued for cash, received in 2021 (Note 9)	$ 79		1,579,920		1,579,999
Common stock issued for cash, received in 2021 (Note 9), shares	790,000
Common stock issued for cash, received in 2020 (Note 9)	$ 7	(138,000)	137,993
Common stock issued for cash, received in 2020 (Note 9), shares	69,000
Ending balance, value at Jun. 30, 2021	$ 15,698	200,000	12,858,444	(4,864,257)	8,209,885
Ending balance, shares at Jun. 30, 2021	156,980,000
Beginning balance, value at Dec. 31, 2020	$ 15,605	138,000	10,990,538	(3,923,245)	7,220,898
Beginning balance, shares at Dec. 31, 2020	156,046,000
Common stock issued for services (Note 9)	$ 12		359,988		360,000
Common stock issued for services (Note 9), shares	125,000
Common stock issued for cash (Note 9)	$ 137	(138,000)	3,267,863		3,130,000
Common stock issued for cash (Note 9), shares	1,373,500
Net loss				(2,490,499)	(2,490,499)
Ending balance, value at Dec. 31, 2021	$ 15,754		14,618,389	(6,413,744)	8,220,399
Ending balance, shares at Dec. 31, 2021	157,544,500
Beginning balance, value at Mar. 31, 2021	$ 15,638		11,658,504	(4,432,786)	7,241,356
Beginning balance, shares at Mar. 31, 2021	156,380,000
Common stock issued for services (Note 9)	$ 2		29,998		30,000
Common stock issued for services (Note 9), shares	15,000
Common stock issued for cash (Note 9)	$ 57		1,149,943		1,150,000
Common stock issued for cash (Note 9), shares	575,000
Common stock to be issued (Note 9)		200,000			200,000
Net loss				(431,471)	(431,471)
Common stock issued for cash to be received (Note 9)	$ 1		19,999		20,000
Common stock issued for cash, received in shares	10,000
Ending balance, value at Jun. 30, 2021	$ 15,698	200,000	12,858,444	(4,864,257)	8,209,885
Ending balance, shares at Jun. 30, 2021	156,980,000
Beginning balance, value at Dec. 31, 2021	$ 15,754		14,618,389	(6,413,744)	8,220,399
Beginning balance, shares at Dec. 31, 2021	157,544,500
Common stock issued for services (Note 9)	$ 207		14,595,713		14,595,920
Common stock issued for services (Note 9), shares	2,074,490
Common stock issued for cash (Note 9)	$ 31		3,049,969		3,050,000
Common stock issued for cash (Note 9), shares	312,500
Net loss				(19,907,439)	(19,907,439)
Common stock cancelled that was issued for services (Note 9)	$ (11)		(17,441)		(17,452)
Common stock cancelled that was issued for services (Note 9), shares	(113,000)
Ending balance, value at Jun. 30, 2022	$ 15,981		2,246,630	(26,321,183)	5,941,428
Ending balance, shares at Jun. 30, 2022	159,818,490
Beginning balance, value at Mar. 31, 2022	$ 15,755		14,668,388	(7,140,090)	7,544,053
Beginning balance, shares at Mar. 31, 2022	157,557,000
Common stock issued for services (Note 9)	$ 207		14,595,713		14,595,920
Common stock issued for services (Note 9), shares	2,074,490
Common stock issued for cash (Note 9)	$ 30		2,999,970		3,000,000
Common stock issued for cash (Note 9), shares	300,000
Net loss				(19,181,093)	(19,181,093)
Common stock cancelled that was issued for services (Note 9)	$ (11)		(17,441)		(17,452)
Common stock cancelled that was issued for services (Note 9), shares	(113,000)
Ending balance, value at Jun. 30, 2022	$ 15,981		$ 2,246,630	$ (26,321,183)	$ 5,941,428
Ending balance, shares at Jun. 30, 2022	159,818,490